Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we currently do not engage third parties for such assessment. In addition, our cybersecurity team provides training to all employees regularly.

In 2025, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risks Relating to Our Business and Industry—If our security measures are breached, or if our services are subject to attacks that degrade or deny the ability of users to access our services, our services may be perceived as not being secure, users may curtail or stop using our services and our business, results of operations and financial condition may be harmed.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Our chief executive officer has overall oversight responsibility for our risk management, and is charged with oversight of our cybersecurity risk management program. Our chief executive officer is responsible for ensuring that the cybersecurity team has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed, implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. Our cybersecurity team is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our chief executive officer who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our cybersecurity team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management. Our cybersecurity team, regularly update the chief executive officer on the company’s cybersecurity programs, material cybersecurity risks, and mitigation strategies and engages in discussions with our chief executive officer regularly.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	chief executive officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs are under the direction of our chief executive officer who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our cybersecurity team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management.Our cybersecurity team, regularly update the chief executive officer on the company’s cybersecurity programs, material cybersecurity risks, and mitigation strategies and engages in discussions with our chief executive officer regularly
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true